Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expense

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying unaudited interim consolidated statements of operations as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2024	2023	2024	2023
Research and development	$28,268	$24,554	$81,089	$102,807
General and administrative	32,127	25,451	89,706	95,813
	$60,395	$50,005	$170,795	$198,620

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying consolidated statements of operations as follows:

	Years ended September 30,
	2023	2022
Research and development	$121,265	$437,921
General and administrative	127,361	438,447
	$248,626	$876,368

Schedule of Restricted Stock Units Activity

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2023	2,326	$21.78
Granted	73,440	$1.76
Vested	(2,326)	$21.78
Unvested balance at June 30, 2024	73,440	$1.76

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2021	1,179	$1,068.32
Granted	2,103	$155.54
Vested	(1,096)	$1,091.20
Forfeited	(24)	$1,118.04
Unvested balance at October 1, 2022	2,162	$175.56
Granted	7,840	$21.47
Vested	(2,162)	$12.55
Forfeited	(5,514)	$21.34
Unvested balance at September 30, 2023	2,326	$21.78

Schedule of Restricted Stock Awards Activity

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2023	5,514	$28.27
Granted	63,819	$1.76
Vested	(5,514)	$28.27
Unvested balance at June 30, 2024	63,819	$1.76

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2022	—	—
Granted	5,514	$28.27
Unvested balance at September 30, 2023	5,514	$28.27